Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Pioneer Series Trust VII
Entity Central Index Key	0001140157
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000239822 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer CAT Bond Fund
Class Name	Class A
Trading Symbol	ACBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer CAT Bond Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$182	1.70%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended October 31, 2024, the Fund’s Class A shares at NAV returned 13.98%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Total Return Index, returned 10.55%. The performance benchmark, the ICE BofA 3-Month US Treasury Bill Total Return Index, returned 5.39% during the period.
  The continued elevated pricing trends associated with underwriting catastrophe risk, along with increased loss retention levels by insurance companies, helped drive the Fund’s positive performance during the period, but there were a few catastrophic events to which the Fund had exposure over the course of the reporting period.
  Hurricane Helene made landfall on September 26 in the “Big Bend” area of Florida, as a Category 4 event. Expected insured losses, including the National Flood Insurance Program (NFIP), are estimated to be below $15 billion. Primary insurers will retain most of the losses and impact on the event-linked bonds in which the Fund invests is expected to be very limited.
  Hurricane Milton made landfall on October 9 south of Tampa, Florida, as a Category 3 hurricane. Preliminary insured loss estimates, excluding NFIP, are between $25 billion and $40 billion. NFIP losses are anticipated to range from the low to mid-single billions, which means the NFIP CAT bonds will not be activated. A significant share of the insured losses is likely to be absorbed by the primary insurance companies. The catastrophe bonds held by the Fund tend to remain above these loss levels, which we believe will have a negligible impact on the Fund.
  As of October 31, 2024, the North Atlantic hurricane season resulted in 15 named storms 10 hurricanes and 4 major hurricanes. Many of these events did not make landfall in the U.S. For those making U.S. landfall, most of the insured losses were retained by insurance companies with de minimis impact on the reinsurance industry. As a result, the Fund's catastrophe bond investments generally were not significantly negatively affected by the North Atlantic hurricane season.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the Bloomberg US Aggregate Bond Total Return Index and the ICE BofA 3-Month US Treasury Bill Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception*
Class A (with sales charge)	8.89%	11.48%
Class A (without sales charge)	13.98%	14.43%
Bloomberg US Aggregate Bond Total Return Index	10.55%	2.46%
ICE BofA 3-Month US Treasury Bill Total Return Index	5.39%	5.28%
*
Performance of Class A shares of the Fund shown in the graph above is from the inception of Class A shares on 1/27/23 through 10/31/24. Index information shown in the graph above is from 1/31/23 through 10/31/24.

Performance Inception Date	Jan. 27, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 439,152,721
Holdings Count | Holding	151	[1]
Advisory Fees Paid, Amount	$ 3,235,416
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2024)
Fund net assets	$439,152,721%
Total number of portfolio holdings	151^^
Total advisory fee paid	$3,235,416
Portfolio turnover rate	25%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DIVERSIFICATION BY RISK
(as of October 31, 2024)*
Event Linked Bonds	92.1
Collateralized Reinsurance	7.9
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000239824 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer CAT Bond Fund
Class Name	Class K
Trading Symbol	ACBKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer CAT Bond Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$143	1.33%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended October 31, 2024, the Fund’s Class K shares at NAV returned 14.43%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Total Return Index, returned 10.55%. The performance benchmark, the ICE BofA 3-Month US Treasury Bill Total Return Index, returned 5.39% during the period.
  The continued elevated pricing trends associated with underwriting catastrophe risk, along with increased loss retention levels by insurance companies, helped drive the Fund’s positive performance during the period, but there were a few catastrophic events to which the Fund had exposure over the course of the reporting period.
  Hurricane Helene made landfall on September 26 in the “Big Bend” area of Florida, as a Category 4 event. Expected insured losses, including the National Flood Insurance Program (NFIP), are estimated to be below $15 billion. Primary insurers will retain most of the losses and impact on the event-linked bonds in which the Fund invests is expected to be very limited.
  Hurricane Milton made landfall on October 9 south of Tampa, Florida, as a Category 3 hurricane. Preliminary insured loss estimates, excluding NFIP, are between $25 billion and $40 billion. NFIP losses are anticipated to range from the low to mid-single billions, which means the NFIP CAT bonds will not be activated. A significant share of the insured losses is likely to be absorbed by the primary insurance companies. The catastrophe bonds held by the Fund tend to remain above these loss levels, which we believe will have a negligible impact on the Fund.
  As of October 31, 2024, the North Atlantic hurricane season resulted in 15 named storms 10 hurricanes and 4 major hurricanes. Many of these events did not make landfall in the U.S. For those making U.S. landfall, most of the insured losses were retained by insurance companies with de minimis impact on the reinsurance industry. As a result, the Fund's catastrophe bond investments generally were not significantly negatively affected by the North Atlantic hurricane season.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class K shares of the Fund during the periods shown, compared to that of the Bloomberg US Aggregate Bond Total Return Index and the ICE BofA 3-Month US Treasury Bill Total Return Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception*
Class K	14.43%	14.86%
Bloomberg US Aggregate Bond Total Return Index	10.55%	2.46%
ICE BofA 3-Month US Treasury Bill Total Return Index	5.39%	5.28%
*
Performance of Class K shares of the Fund shown in the graph above is from the inception of Class K shares on 1/27/23 through 10/31/24. Index information shown in the graph above is from 1/31/23 through 10/31/24.

Performance Inception Date	Jan. 27, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 439,152,721
Holdings Count | Holding	151	[2]
Advisory Fees Paid, Amount	$ 3,235,416
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2024)
Fund net assets	$439,152,721%
Total number of portfolio holdings	151^^
Total advisory fee paid	$3,235,416
Portfolio turnover rate	25%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DIVERSIFICATION BY RISK
(as of October 31, 2024)*
Event Linked Bonds	92.1
Collateralized Reinsurance	7.9
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000239821 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer CAT Bond Fund
Class Name	Class Y
Trading Symbol	CBYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer CAT Bond Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$156	1.46%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended October 31, 2024, the Fund’s Class Y shares at NAV returned 14.27%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Total Return Index, returned 10.55%. The performance benchmark, the ICE BofA 3-Month US Treasury Bill Total Return Index, returned 5.39% during the period.
  The continued elevated pricing trends associated with underwriting catastrophe risk, along with increased loss retention levels by insurance companies, helped drive the Fund’s positive performance during the period, but there were a few catastrophic events to which the Fund had exposure over the course of the reporting period.
  Hurricane Helene made landfall on September 26 in the “Big Bend” area of Florida, as a Category 4 event. Expected insured losses, including the National Flood Insurance Program (NFIP), are estimated to be below $15 billion. Primary insurers will retain most of the losses and impact on the event-linked bonds in which the Fund invests is expected to be very limited.
  Hurricane Milton made landfall on October 9 south of Tampa, Florida, as a Category 3 hurricane. Preliminary insured loss estimates, excluding NFIP, are between $25 billion and $40 billion. NFIP losses are anticipated to range from the low to mid-single billions, which means the NFIP CAT bonds will not be activated. A significant share of the insured losses is likely to be absorbed by the primary insurance companies. The catastrophe bonds held by the Fund tend to remain above these loss levels, which we believe will have a negligible impact on the Fund.
  As of October 31, 2024, the North Atlantic hurricane season resulted in 15 named storms 10 hurricanes and 4 major hurricanes. Many of these events did not make landfall in the U.S. For those making U.S. landfall, most of the insured losses were retained by insurance companies with de minimis impact on the reinsurance industry. As a result, the Fund's catastrophe bond investments generally were not significantly negatively affected by the North Atlantic hurricane season.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the Bloomberg US Aggregate Bond Total Return Index and the ICE BofA 3-Month US Treasury Bill Total Return Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception*
Class Y	14.27%	14.71%
Bloomberg US Aggregate Bond Total Return Index	10.55%	2.46%
ICE BofA 3-Month US Treasury Bill Total Return Index	5.39%	5.28%
*
Performance of Class Y shares of the Fund shown in the graph above is from the inception of Class Y shares on 1/27/23 through 10/31/24. Index information shown in the graph above is from 1/31/23 through 10/31/24.

Performance Inception Date	Jan. 27, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 439,152,721
Holdings Count | Holding	151	[3]
Advisory Fees Paid, Amount	$ 3,235,416
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2024)
Fund net assets	$439,152,721%
Total number of portfolio holdings	151^^
Total advisory fee paid	$3,235,416
Portfolio turnover rate	25%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DIVERSIFICATION BY RISK
(as of October 31, 2024)*
Event Linked Bonds	92.1
Collateralized Reinsurance	7.9
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 3, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds

[1]	Excluding short-term investments and all derivative contracts except for options purchased.
[2]	Excluding short-term investments and all derivative contracts except for options purchased.
[3]	Excluding short-term investments and all derivative contracts except for options purchased.